Related Party Transactions - Schedule of Dues Payables to Related Party (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction
Total	$ 660	$ 1,974
KNOT. | Drydocking supervision fee
Related Party Transaction
Total	$ 95	134
KOAS
Related Party Transaction
Margin rate on administration cost	5.00%
KOAS | Equipment purchased
Related Party Transaction
Total	$ 565	$ 1,840